Consolidated Statements of Stockholders' Equity - USD ($)	Total	Exercise of warrants [Member]	European Institute of Regional Investments Inc [Member]	Agricultural Paneuropean Investments Inc [Member]	Capital stock [Member]	Capital stock [Member] Exercise of warrants [Member]	Preferred stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Exercise of warrants [Member]	Retained Earnings [Member]	Former Parent Company Investment [Member]
Beginning balance, shares at Dec. 31, 2021			500	0
Beginning balance, value at Dec. 31, 2021								$ 5,142,334		$ 3,608,700
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares				500
Net income (loss)	$ 17,459,352									17,459,352
Shareholders' contributions	16,686,500							16,686,500
Ending balance, shares at Oct. 18, 2022			500	500
Ending balance, value at Oct. 18, 2022	42,896,886							21,828,834		21,068,052
Beginning balance, shares at Jul. 24, 2022					0		0
Beginning balance, value at Jul. 24, 2022	0				$ 0		$ 0	0		0	$ 0
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares					500
Net income (loss)	551,586										551,586
Net increase in former Parent Company investment	38,342,619										38,342,619
Ending balance, shares at Dec. 31, 2022					500		0
Ending balance, value at Dec. 31, 2022	38,894,205				$ 0		$ 0	0		0	38,894,205
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares						3,177
Issuance of common stock (including the exercise of warrants) net of issuance costs, value		$ 4,419,178				$ 32			$ 4,419,146
Net income (loss)	9,291,912
Net increase in former Parent Company investment	3,305,083										3,305,083
Net income for the period from January 1, 2023 to Spin-Off	390,691										390,691
Cancellation of capital stock, shares					(500)
Capitalization at Spin-Off issuance of capital stock, Shares					2,122
Capitalization at Spin-Off issuance of capital stock, Value					$ 21			29,953,958			(29,953,979)
Capitalization at Spin-Off issuance of preferred stock, Shares							600,000
Capitalization at Spin-Off issuance of preferred stock, Value							$ 6,000	12,630,000			(12,636,000)
Net income for the period from the spin-off to December 31, 2023	8,901,221									8,901,221
Dividends declared on Series A preferred shares	(404,167)							(20,833)		(383,334)
Down round deemed dividend on Series A preferred shares	171,968							171,968		(171,968)
Issuance of restricted shares and stock based compensation, shares					530
Issuance of restricted shares and stock based compensation, value	37,638				$ 5			37,633
Ending balance, shares at Dec. 31, 2023					5,829		600,000
Ending balance, value at Dec. 31, 2023	55,543,849				$ 58		$ 6,000	47,191,872		8,345,919	0
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares					98,627
Issuance of common stock (including the exercise of warrants) net of issuance costs, value	4,315,946				$ 986			4,314,960
Net income (loss)	(2,748,367)									(2,748,367)
Dividends declared on Series A preferred shares	(762,500)									(762,500)
Exercise of warrants, shares						579,377
Exercise of warrants		$ 14,674,472				$ 5,794			$ 14,668,678
Down round deemed dividend on Series A preferred shares	4,578,000							4,578,000		(4,578,000)
Issuance of restricted shares and stock based compensation, shares					22,667
Issuance of restricted shares and stock based compensation, value	337,855				$ 227			337,628
Ending balance, shares at Dec. 31, 2024					706,500		600,000
Ending balance, value at Dec. 31, 2024	$ 71,361,255				$ 7,065		$ 6,000	$ 71,091,138		$ 257,052	$ 0